Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
14.	Related Party Transactions
In December 2021, the Company entered into an agreement with a significant shareholder for certain product development consultation services. During the years ended December 31, 2023 and 2022, the Company incurred $14 thousand and $18 thousand, respectively, of expenses in connection with the agreement. The expenses are included in research and development expense. There were no unpaid balances due to the shareholder at December 31, 2023.